Related Party Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 535,999	¥ 480,416	¥ 423,119
Percentage of ownership in NTT Finance	99.30%
Percentage of voting interest	2.90%
Bailment in Cash and cash equivalents	100,000	140,000
Bailment in Short term investments	10,000	90,000
Bailment in Other assets	240,000	10,000
Bailment in Cash and cash equivalents, Short term investments and Other assets	350,000	240,000
Contracts Average interest rate	0.20%	0.10%
Average balance of contracts of bailment expired	67,836	58,907	82,959
Interest income derived from contracts	248	183	171
Amount of transactions with related party	2,741,252
Amount of selling, general and administrative expenses resulting from transactions with related party	65,280
Other receivables, net	240,205
Related parties
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ 93,207	¥ 91,416	¥ 76,214
Maximum
Related Party Transaction [Line Items]
Contracts remaining terms to maturity	3 years	1 year 9 months